Note 5 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 4,761,518		$ 4,217,642	$ 4,030,145
Accrued interest	22,835		21,777	21,705
Total credit assets, net of allowance for credit losses	4,778,316		4,236,116	4,049,449
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(6,037)		(3,303)	(2,401)
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	3,720,442		3,307,328	3,228,354
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(3,981)	$ (3,000)	(783)	(565)	$ (207)	$ (100)
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	1,041,076		910,314	801,791
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	$ (2,056)	$ (1,958)	$ (2,520)	$ (1,836)	$ (2,195)	$ (2,413)